Equipment, Net - Schedule of Equipment, Net (Details) - Previously Reported [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Equipment, Net [Line Items]
Equipment, Gross	$ 1,754,985	$ 1,715,068
Less: accumulated depreciation	(1,230,457)	(996,371)
Equipment, net	524,528	718,697
Lab equipment [Member]
Schedule of Equipment, Net [Line Items]
Equipment, Gross	1,486,392	1,446,527
Computer equipment [Member]
Schedule of Equipment, Net [Line Items]
Equipment, Gross	31,746	31,135
Furniture and Fixtures [Member]
Schedule of Equipment, Net [Line Items]
Equipment, Gross	35,332	35,412
Leasehold improvements [Member]
Schedule of Equipment, Net [Line Items]
Equipment, Gross	$ 201,516	$ 201,994